Other gains, net	12 Months Ended
Dec. 31, 2024
Other Gains Losses [Abstract]
Other gains, net
7.
Other gains, net

	Year ended December 31,
	2022	2023	2024
	RMB’million	RMB’million	RMB’million
Government grants and tax rebates (note i)	316	195	90
Gains on step-up acquisition arising from business combination	141	4	29
Dividends from investments	14	15	17
Fair value change of investments	26	-	12
Net gains/(losses) in relation to equity investments	1	12	(50)
Impairment provision for investment in associates (Note 17)	-	(23)	(64)
Others (note ii)	18	27	131
	516	230	165

Note i: There are no unfulfilled conditions or contingencies related to these subsidies.

Note ii: During the years ended December 31, 2022, 2023 and 2024, sharing of ADS service fee with amount of RMB35 million, RMB95 million and RMB110 million, respectively, were included in others.